Property, plant and equipment (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	£ 13,754,000	£ 18,302,000
Property, plant and equipment, end of period	8,944,000	13,754,000	£ 18,302,000
Property plant and equipment held under finance leases	0	0
Depreciation and impairment [Abstract]
Depreciation charge for the year	5,511,000	6,446,000	6,549,000
Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	41,913,000	41,137,000
Additions	1,008,000	3,074,000
Transfers	0	0
Effect of foreign currency translation	(53,000)	(29,000)
Disposals	(405,000)	(2,269,000)
Property, plant and equipment, end of period	42,463,000	41,913,000	41,137,000
Depreciation and Impairment [Member]
Depreciation and impairment [Abstract]
Property, plant and equipment	28,159,000	22,835,000
Depreciation charge for the year	5,511,000	6,446,000
Effect of foreign currency translation	(40,000)	(74,000)
Disposals	(111,000)	(1,048,000)
Property, plant and equipment	33,519,000	28,159,000	22,835,000
Leasehold Properties and Improvements [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	7,975,000	6,598,000
Property, plant and equipment, end of period	5,461,000	7,975,000	6,598,000
Leasehold Properties and Improvements [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	15,810,000	12,240,000
Additions	0	564,000
Transfers	59,000	4,123,000
Effect of foreign currency translation	7,000	(27,000)
Disposals	(231,000)	(1,090,000)
Property, plant and equipment, end of period	15,645,000	15,810,000	12,240,000
Leasehold Properties and Improvements [Member] | Depreciation and Impairment [Member]
Depreciation and impairment [Abstract]
Property, plant and equipment	7,835,000	5,642,000
Depreciation charge for the year	2,386,000	2,356,000
Effect of foreign currency translation	4,000	(7,000)
Disposals	(41,000)	(156,000)
Property, plant and equipment	10,184,000	7,835,000	5,642,000
Plant and Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	5,659,000	9,133,000
Property, plant and equipment, end of period	3,467,000	5,659,000	9,133,000
Plant and Equipment [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	25,983,000	26,326,000
Additions	933,000	775,000
Transfers	85,000	2,000
Effect of foreign currency translation	(60,000)	(2,000)
Disposals	(139,000)	(1,118,000)
Property, plant and equipment, end of period	26,802,000	25,983,000	26,326,000
Plant and Equipment [Member] | Depreciation and Impairment [Member]
Depreciation and impairment [Abstract]
Property, plant and equipment	20,324,000	17,193,000
Depreciation charge for the year	3,125,000	4,090,000
Effect of foreign currency translation	(44,000)	(67,000)
Disposals	(70,000)	(892,000)
Property, plant and equipment	23,335,000	20,324,000	17,193,000
Assets under Construction [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	120,000	2,571,000
Property, plant and equipment, end of period	16,000	120,000	2,571,000
Assets under Construction [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	120,000	2,571,000
Additions	75,000	1,735,000
Transfers	(144,000)	(4,125,000)
Effect of foreign currency translation	0	0
Disposals	(35,000)	(61,000)
Property, plant and equipment, end of period	16,000	120,000	2,571,000
Assets under Construction [Member] | Depreciation and Impairment [Member]
Depreciation and impairment [Abstract]
Property, plant and equipment	0	0
Depreciation charge for the year	0	0
Effect of foreign currency translation	0	0
Disposals	0	0
Property, plant and equipment	£ 0	£ 0	£ 0